Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
REVENUES
Revenues from related parties	$ 11,123,605		$ 11,623,018		$ 37,331,498		$ 35,370,499		$ 37,923,112	$ 40,785,474
Total Revenues	11,123,605		11,623,018		37,331,498		35,370,499		37,923,112	40,785,474
COST OF REVENUES
Cost of revenues from customers									(23,872,632)	(22,256,642)
Cost of revenues related parties										(97,850)
Total Cost of revenues	(6,346,079)		(6,561,166)		(20,261,755)		(20,946,893)		(23,872,632)	(22,354,492)
GROSS PROFIT	4,777,526		5,061,852		17,069,743		14,423,606		14,050,480	18,430,982
OPERATING EXPENSES
Selling expenses	(265,526)		(214,719)		(397,591)		(1,231,967)		(1,288,467)	(630,503)
General and administrative expenses	(205,940)		(88,063)		(1,929,603)		(903,547)		(1,262,093)	(1,937,374)
Research and development expenses	(20,580)		(20,737)		(61,849)		(65,307)		(85,251)	(89,477)
Share-based compensation										(3,149,106)
Total operating expenses	(492,046)		(323,519)		(2,389,043)		(2,200,821)		(2,635,811)	(5,806,460)
INCOME FROM OPERATIONS	4,285,480		4,738,333		14,680,700		12,222,785		11,414,669	12,624,522
OTHER INCOME (EXPENSES)
Interest income	30,616		29,621		89,845		89,257		118,714	95,534
Interest expense	(139,876)		(58,692)		(211,383)		(172,255)		(224,885)	(27,450)
Government grant										695,055
Gain on asset disposal										7,648,423
Loss on conversion of convertible promissory notes payable									(96,927)
Gain on changes in fair value of common stock purchase warrants liability	(169,067)		(187,109)		(124,283)		35,542		871,677	759,471
TOTAL OTHER INCOME, NET	(278,327)		(216,180)		(245,821)		(47,456)		668,579	9,171,033
INCOME BEFORE INCOME TAX EXPENSE	4,007,153		4,522,153		14,434,879		12,175,329		12,083,248	21,795,555
INCOME TAX EXPENSE	(1,148,185)		(1,232,629)		(4,109,679)		(3,392,587)		(3,352,802)	(4,409,589)
NET INCOME	2,858,968		3,289,524		10,325,200		8,782,742		8,730,446	17,385,966
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(674,209)		(4,195,353)		(7,560,136)		(7,597,937)		(5,242,692)	1,307,260
COMPREHENSIVE INCOME	$ 2,184,759		$ (905,829)		$ 2,765,064		$ 1,184,805		$ 3,487,754	$ 18,693,226
EARNINGS PER COMMON SHARE*
Basic	$ 0.29	[1]	$ 2.01	[1]	$ 1.13	[1]	$ 5.47	[1]	$ 5.38	$ 10.93
Diluted	$ 0.29	[1]	$ 2.01	[1]	$ 1.13	[1]	$ 5.12	[1]	$ 4.73	$ 10.65
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING*
Basic	9,712,404	[1]	1,639,881	[1]	9,135,132	[1]	1,604,328	[1]	1,620,511	1,590,576
Diluted	9,794,357	[1]	1,637,024	[1]	9,224,423	[1]	1,715,956	[1]	1,843,767	1,632,658
Customers [Member]
REVENUES
Revenues from related parties									$ 37,923,112	$ 40,687,624
Total Revenues									37,923,112	40,687,624
Related Party [Member]
REVENUES
Revenues from related parties										97,850
Total Revenues										$ 97,850

[1]	Retrospectively restated for effect of reverse stock split (1-for-20)